Financial instruments - Carrying amount and fair value (Details) - EUR (€) € in Thousands	Sep. 30, 2023	Dec. 31, 2022
Financial instruments
Carrying amount of financial assets	€ 6,154,185	€ 5,851,814
Carrying amount of financial liabilities	16,403,224	16,766,090
Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	10,474,010	10,572,974
FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	59,468	45,268
Not classified
Financial instruments
Carrying amount of financial liabilities	5,869,746	6,147,848
Accounts payable to unrelated parties
Financial instruments
Carrying amount of financial liabilities	753,120	813,255
Accounts payable to unrelated parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	753,120	813,255
Accounts payable to related parties
Financial instruments
Carrying amount of financial liabilities	91,646	118,083
Accounts payable to related parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	91,646	118,083
Short-term debt
Financial instruments
Carrying amount of financial liabilities	549,829	669,013
Short-term debt | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	549,829	669,013
Long-term debt
Financial instruments
Carrying amount of financial liabilities	7,971,544	7,864,796
Long-term debt | Level 1
Financial instruments
Fair value of financial liabilities	6,505,717	6,366,775
Long-term debt | Level 2
Financial instruments
Fair value of financial liabilities	553,010	474,930
Long-term debt | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	7,971,544	7,864,796
Lease liabilities
Financial instruments
Carrying amount of financial liabilities	4,453,139	4,678,763
Lease liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	4,453,139	4,678,763
Other current and non-current liabilities
Financial instruments
Carrying amount of financial liabilities	2,583,946	2,622,180
Other current and non-current liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	1,107,871	1,107,827
Other current and non-current liabilities | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	59,468	45,268
Other current and non-current liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	1,416,607	1,469,085
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial liabilities	8,983	568
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities	8,983	568
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial liabilities	8,983	568
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial liabilities	25,418	7,422
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities	25,418	7,422
Derivatives - not designated as hedging instruments | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	25,418	7,422
Variable payments outstanding for acquisition
Financial instruments
Carrying amount of financial liabilities	34,050	37,846
Variable payments outstanding for acquisition | Level 3
Financial instruments
Fair value of financial liabilities	34,050	37,846
Variable payments outstanding for acquisition | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	34,050	37,846
Put option liabilities
Financial instruments
Carrying amount of financial liabilities	1,407,624	1,468,517
Put option liabilities | Level 3
Financial instruments
Fair value of financial liabilities	1,407,624	1,468,517
Put option liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	1,407,624	1,468,517
Other financial liabilities
Financial instruments
Carrying amount of financial liabilities	1,107,871	1,107,827
Other financial liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	1,107,871	1,107,827
Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	4,783,570	4,869,350
FVPL - Assets
Financial instruments
Carrying amount of financial assets	736,709	352,327
FVOCI - Assets
Financial instruments
Carrying amount of financial assets	433,501	408,381
Not classified
Financial instruments
Carrying amount of financial assets	200,405	221,756
Cash and cash equivalents
Financial instruments
Carrying amount of financial assets	1,553,253	1,273,787
Cash and cash equivalents | Level 1
Financial instruments
Fair value of financial assets	517,456	155,284
Cash and cash equivalents | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	1,035,797	1,118,503
Cash and cash equivalents | FVPL - Assets
Financial instruments
Carrying amount of financial assets	517,456	155,284
Trade accounts and other receivables from unrelated parties
Financial instruments
Carrying amount of financial assets	3,662,142	3,574,270
Trade accounts and other receivables from unrelated parties | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	3,581,274	3,489,680
Trade accounts and other receivables from unrelated parties | Not classified
Financial instruments
Carrying amount of financial assets	80,868	84,590
Accounts receivable from related parties
Financial instruments
Carrying amount of financial assets	52,089	140,072
Accounts receivable from related parties | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	52,089	140,072
Other current and non-current assets
Financial instruments
Carrying amount of financial assets	886,701	863,685
Other current and non-current assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	114,410	121,095
Other current and non-current assets | FVPL - Assets
Financial instruments
Carrying amount of financial assets	219,253	197,043
Other current and non-current assets | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	433,501	408,381
Other current and non-current assets | Not classified
Financial instruments
Carrying amount of financial assets	119,537	137,166
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial assets	4,490	9,151
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial assets	4,490	9,151
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial assets	4,490	9,151
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial assets	11,815	10,627
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial assets	11,815	10,627
Derivatives - not designated as hedging instruments | FVPL - Assets
Financial instruments
Carrying amount of financial assets	11,815	10,627
Equity investments
Financial instruments
Carrying amount of financial assets	177,959	149,993
Equity investments | Level 1
Financial instruments
Fair value of financial assets	52,470	36,227
Equity investments | Level 2
Financial instruments
Fair value of financial assets	75,354	70,973
Equity investments | Level 3
Financial instruments
Fair value of financial assets	50,135	42,793
Equity investments | FVPL - Assets
Financial instruments
Carrying amount of financial assets	103,786	80,201
Equity investments | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	74,173	69,792
Debt securities
Financial instruments
Carrying amount of financial assets	462,980	444,804
Debt securities | Level 1
Financial instruments
Fair value of financial assets	462,980	444,804
Debt securities | FVPL - Assets
Financial instruments
Carrying amount of financial assets	103,652	106,215
Debt securities | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	359,328	338,589
Other financial assets
Financial instruments
Carrying amount of financial assets	229,457	249,110
Other financial assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	114,410	121,095
Other financial assets | Not classified
Financial instruments
Carrying amount of financial assets	€ 115,047	€ 128,015